Income taxes benefit (expense)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income taxes benefit (expense)
Note 13 - Income tax benefit (expense)
Income tax benefit (expense) recognized in the Consolidated Statement of Loss and Comprehensive Loss is as follows:

	For the year ended December 31,
	2023	2022	2021
	(Restated)	(Restated)	(Restated)
Current income tax for the year	(13,725)	(21,144)	(2,897)
Deferred taxes	38,810	(7,629)	8,489
Foreign taxes	(15,633)	(984)	(2,516)
Total	$9,452	$(29,757)	$3,076
Information regarding current year income tax benefit (expense) based on the applicable UK and Hong Kong tax rates are as follows:

	For the year ended December 31,
	2023	2022	2021
	(Restated)	(Restated)	(Restated)
Loss before tax for the year	(1,191,327)	(449,260)	(972,884)
Tax according to the applicable tax rate[1]	280,200	85,359	160,525
Effect of different tax rates in other countries	(25,817)	16,559	62,544
Operating income/costs, non taxable[2,3]	19,924	85,861	(7,000)
Withholding tax	(15,634)	(983)	(2,516)
Not recognized tax losses carried forward	(209,739)	(188,757)	(214,033)
Non-recognition of deferred tax assets on other temporary differences	(40,585)	(12,185)	144
Recognition/derecognition of deferred taxes from previous year	124	(11,830)	3,412
Current tax related to previous year	979	(3,781)	—
Total	$9,452	$(29,757)	$3,076
1 - 2023: 23.52% (UK rate), 2022: 19% (UK rate), 2021: 16.5% (Hong Kong rate).
2 - 2023: Main non-taxable income attributable to the fair value changes of the earn-out rights, corresponding tax $104,233. Within the group there are non-deductible expenses such as non-deductible interest expenses in the parent company of corresponding tax $15,300. Other nondeductible items net $69,009 including non-taxable income.
3 - 2022: Primarily attributable to the Listing expense being non-tax deductible, corresponding tax $70,740 and Fair value changes of the Earn-out rights being non-taxable income, corresponding tax $171,393. Other non-tax items net $14,792.
The 2021 Hong Kong tax rate in the table above is reflective of the Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”), which was passed by the Hong Kong Legislative Council in 2018. The Bill introduces the two-tiered profits tax rates regime, under which, the first 2,000,000 Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above 2,000,000 HKD will be taxed at 16.5%.
Information regarding the composition of recognized Deferred tax assets is as follows:

	As of December 31,
	2023	2022
Specification of deferred tax assets	(Restated)	(Restated)
Tax losses carried forward	30,131	47,898
Right-of use assets	30,068	24,615
Intangibles	—	—
Inventory	17,400	1,117
Accruals	22,560	13,808
Warranty	10,732	7,304
Tangible assets	612	—
Other temporary differences	4,380	—
Recognized value of deferred tax assets as of December 31	$115,883	$94,742
Netting of asset and liability tax positions	(73,547)	(83,906)
Deferred tax assets as of December 31	$42,336	$10,836
Information regarding the composition of recognized Deferred tax liabilities is as follows:

	As of December 31,
	2023	2022
Specification of deferred tax liabilities	(Restated)	(Restated)
Intangible assets	23,825	39,546
Inventory	4,360	19,884
Accruals	13,008	11,393
Warranty	6,259	938
Lease liability	29,430	24,615
Other temporary differences	—	—
Recognized value of deferred tax liabilities as of December 31	$76,882	$96,376
Netting of asset and liability tax position	(73,547)	(83,906)
Deferred tax liability as of December 31	$3,335	$12,470
All changes in Deferred tax assets and liabilities have been reported in the Consolidated Statement of Loss and Comprehensive Loss for the years ended December 31, 2023, 2022, and 2021 respectively. Deferred taxes have been calculated by applying the tax rate per jurisdiction.
Information regarding unrecognized Deferred tax assets:
The Group recognizes Deferred tax assets to the extent that the Group believes that the likelihood of recognition is probable. In making such a determination, the Group considers reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies and the results of recent operations. Unrecognized Deferred tax assets are reassessed at each reporting date and recognized to the extent that it has become probable that future taxable profits will be available against which they can be used. Significant management judgements and assumptions are required in determining the recognition of Deferred tax assets related to tax losses and other temporary deductible differences. A change in judgement or assumption could have a material impact on the recognition of Deferred tax assets.
As of December 31, 2023 and 2022, the Group made the judgement that there is not sufficient, objectively verifiable evidence available which would demonstrate that it is more likely than not that the Group would be able to realize all Deferred tax assets in the future. This resulted in Deferred tax assets on tax loss carry forwards not being recognized amounting to $698,037 and $469,498 as of December 31, 2023 and 2022, respectively.
Tax loss carryforwards through the year of expiration are as follows:

	As of December 31,
	2023	2022
	(Restated)	(Restated)
2023	—	—
2024	—	67,221
2025	—	174,128
2026	169,970	131,524
2027	109,965	188,728
2028	146,459	215,925
2029 onwards	2,950,102	1,369,144
Tax loss carryforwards as of December 31	$3,376,496	$2,146,670
The increase in tax losses available for carryforward are mainly attributable to losses incurred as a consequence of the Group scaling its Research and development expense to meet the demands of the growing business. Further, for the year ended December 31, 2022, tax loss carryforwards and other temporary differences of $115,423 were attributable to the Chengdu facility which was held for sale. Refer to Note 28 - Assets held for sale for further details.
As of December 31, 2023, the Group had unused tax losses of $3,376,496, for which no deferred tax asset has been recognized due to unpredictability of future profit streams. As of December 31, 2023 and 2022, tax losses in Sweden of $2,814,699 and $1,573,890, respectively, have an indefinite carryforward period. As of December 31, 2023 and 2022, tax losses in China of $545,618 and $561,601, respectively, have a five-year carryforward period. In addition to the losses referred to above, the Group also had Deferred tax assets arising on other temporary differences of $423,744 and $251,566 as of December 31, 2023 and 2022, respectively, where no Deferred tax assets have been recognized.
The Pillar Two legislation has been enacted or substantively enacted in several of the jurisdictions in which the Polestar Group operates. The legislation will be effective for the Group’s financial year beginning 1 January 2024. The Group is in scope of the enacted or substantively enacted legislation and has performed an assessment of the Group’s potential exposure to Pillar Two income taxes for the current year ending on 31 December 2023, had the legislation been effective for this year.
The assessment of the potential exposure to Pillar Two income taxes is based on the Group’s consolidated financial statements for the current year. Based on the assessment performed, the transitional safe harbor relief applies for most jurisdictions and in the few jurisdictions where this relief does not apply, the full ETR calculation results in an effective tax rate above 15%. Management is not currently aware of any circumstances under which this might change. Therefore, the Group does not expect a potential exposure to Pillar Two top-up taxes.